CAPITAL MANAGEMENT AND FINANCIAL RISK - Maximum exposure to credit risk (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CAPITAL MANAGEMENT AND FINANCIAL RISK
Cash and cash equivalents	$ 131,054	$ 50,915	$ 63,998
Trade and other receivables	1,913	4,143
Restricted cash and investments	11,231	11,105
Non-Current Investments, Convertible Debenture	15,565	0
Investments-convertible debenture	15,565	0
Maximum exposure to credit risk	$ 159,763	$ 66,163